Loans To Exar Capital	12 Months Ended
Dec. 31, 2024
Disclosure Of Loan to Exar Capital [Abstract]
Loans to Exar Capital
8.
LOANS TO EXAR CAPITAL

The Company has entered into loan agreements with Exar Capital. Changes in the balances of loans to Exar Capital are summarized below.

$
Loans to Exar Capital, as at December 31, 2022	223,122
Loans to Exar Capital	64,680
Accrued interest	33,067
Loans to Exar Capital, as at December 31, 2023	320,869
Loans to Exar Capital	41,978
Repayment of loans by Exar Capital	(26,476)
Accrued interest	44,044
Loans to Exar Capital, as at December 31, 2024	380,415

Loans advanced prior to January 1, 2022, carried an interest rate of London Interbank Offered Rate (“LIBOR”) plus 9.495%, while loans advanced on or after January 1, 2022, carry an interest rate of the Secured Overnight Financing Rate (“SOFR”) plus 10.305%.

8.
LOANS TO EXAR CAPITAL (continued)

During the year ended December 31, 2024, $41,978 loans were provided by the Company to Exar Capital which in turn advanced the funds to Minera Exar for the construction of Cauchari-Olaroz and to support its working capital and other funding requirements. The maturity of each of the loans is 7 years from the date of drawdown.

In the prior year, a portion of Minera Exar's third-party loans were secured by bank letters of credit arranged by Exar Capital. Exar Capital held cash collateral for the bank letters of credit at the banks which issued the letters of credit. During the year ended December 31, 2024, Minera Exar repaid or refinanced these third-party loans, resulting in the release of cash collateral held by Exar Capital. Exar Capital utilized the Company’s share of released collateral to repay $26,476 to LAR as settlement of a portion of loans advanced by LAR. As of December 31, 2024, no cash collateral was held by Exar Capital.

As of December 31, 2024, the total outstanding loans to Exar Capital, including accrued interest, amounted to $380,415. The recoverability of these loans is dependent on the future cash flows and performance of Cauchari-Olaroz. The Company performed an expected credit loss assessment based on the anticipated future performance of Cauchari-Olaroz and its associated cash flows. The assessment did not indicate any significant credit risk or factors that would result in default.

As at December 31, 2024, a total of 49 loans had been advanced to Exar Capital by the Company, with maturities (inclusive of accrued interest to December 31, 2024) as follows: $10,799 due in 2025, $28,085 due in 2026, $30,820 due in 2027, $73,659 due in 2028, $105,832 due in 2029, $83,121 due in 2030, and $48,099 due in 2031.